Leases - Lessee Future Minimum Payments For Noncancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 3,912
2021	3,619
2022	3,128
2023	2,300
2024	1,648
Thereafter	1,482
Total minimum lease payments	16,089
Less proceeds from sublease rental	(1,853)
Net operating lease obligation	$ 14,236